Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of associates [line items]
Company's share of other comprehensive income in associates	$ 13.3	₨ 1,001.3	₨ (474.6)	₨ 3,996.7
Immaterial associates [Member]
Disclosure of associates [line items]
Carrying amount of the Company's interest in associates	136.9		10,393.4		₨ 10,362.3
Company's share of profit/(loss) in associates	2.2	163.2	1,110.6	1,183.0
Company's share of other comprehensive income in associates	(0.4)	(33.7)	83.2	(19.0)
Company's share of total comprehensive income in associates	$ 1.7	₨ 129.5	₨ 1,193.8	₨ 1,164.0